Fair Value - Schedule of Fair Value of Recurring Basis (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Changes in the Fair Value of Level 3 Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Derivative liabilities		$ 544,957
Fair Value, Recurring [Member]
Schedule of Changes in the Fair Value of Level 3 Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Derivative liabilities		544,957
Level 1 [Member]
Schedule of Changes in the Fair Value of Level 3 Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Derivative liabilities
Level 2 [Member]
Schedule of Changes in the Fair Value of Level 3 Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Derivative liabilities
Level 3 [Member]
Schedule of Changes in the Fair Value of Level 3 Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Derivative liabilities		544,957
Level 3 [Member] | Fair Value, Recurring [Member]
Schedule of Changes in the Fair Value of Level 3 Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Derivative liabilities		$ 544,957